ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Schedule of accounts receivable, net

	December 31,
	2023	2024
	US$’000	US$’000
Accounts receivable	15,769	7,842
Bad debts written off	(2)	–
Allowance for expected credit losses	(500)	(150)
Accounts receivable, net	15,267	7,692

Schedule of allowance for expected credit losses

	December 31,
	2023	2024
	US$’000	US$’000
Balance at beginning of the year	–	500
Addition	500	132
Reversal	–	(482)
Balance at end of the year	500	150

Schedule of allowance for doubtful accounts

	December 31,
	2023	2024
	US$’000	US$’000
Within 30 days	5,933	4,694
Between 31 and 60 days	3,543	1,672
Between 61 and 90 days	2,049	690
More than 90 days	3,742	636
	15,267	7,692